Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 97.83%
California: 95.32%
Airport revenue: 5.77%
California Municipal Finance Authority AMT Senior Lien Linxs Apartment Project Series A	5.00%	12-31-2043	$ 5,730,000	$ 5,574,433
Los Angeles CA Department of Airports AMT Subordinated Bond 2018 Series D	5.00	5-15-2048	2,520,000	2,519,931
Los Angeles CA Department of Airports AMT Subordinated Bond Series A	4.00	5-15-2044	3,500,000	3,040,745
Los Angeles CA Department of Airports AMT Subordinated Bond Series A	5.00	5-15-2047	5,000,000	5,000,301
Sacramento County CA Airport System Refunding Bond AMT Senior Series C	5.00	7-1-2037	7,300,000	7,401,110
Sacramento County CA Airport System Refunding Bond AMT Senior Series C	5.00	7-1-2038	3,000,000	3,034,592
San Diego County CA Regional Airport Authority Revenue Refunding Subordinated Bond Series A	5.00	7-1-2044	3,045,000	3,086,572
San Francisco CA City & County Airport Commission San Francisco International Airport Series 2022A	4.00	5-1-2052	1,500,000	1,254,637
San Francisco CA City & County Airport Commission San Francisco International Airport Series A	5.00	5-1-2047	7,715,000	7,631,610
San Francisco CA City & County Airport Commission San Francisco International Airport Series E	5.00	5-1-2050	8,040,000	8,020,110
San Jose CA Airport AMT Refunding Bond Series A	5.00	3-1-2047	4,000,000	3,995,790
San Jose CA Airport Refunding Bond Series B	5.00	3-1-2042	1,750,000	1,768,573
				52,328,404
Education revenue: 7.30%
California CDA Refunding Bond California Baptist University Series A 144A	5.00	11-1-2032	1,135,000	1,154,273
California CDA Refunding Bond California Baptist University Series A 144A	5.00	11-1-2041	2,875,000	2,888,951
California Educational Facilities Authority Loma Linda University Series A	5.00	4-1-2042	2,645,000	2,725,403
California Educational Facilities Authority Revenue Bonds Series 2022A	4.00	12-1-2050	2,735,000	2,145,442
California Educational Facilities Authority Stanford University Series V-2	5.00	4-1-2051	4,000,000	4,377,580
California Financial Authority Charter School Palmdale Aerospace Academy Project 144A	5.00	7-1-2046	1,670,000	1,502,747
California Municipal Finance Authority California Baptist University Series A 144A	5.00	11-1-2025	850,000	863,274
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A	6.75	8-1-2033	1,525,000	1,568,825
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A	7.13	8-1-2043	1,000,000	1,031,515
California Municipal Finance Authority Charter School Palmdale Aerospace Academy Project 144A	5.00	7-1-2041	1,250,000	1,158,063
California Municipal Finance Authority Education Revenue Bond Literacy First Charter Schools	5.00	12-1-2039	1,390,000	1,367,119
California Municipal Finance Authority Education Revenue Bond Stream Charter School Project 144A	5.00	6-15-2041	925,000	802,126
California Municipal Finance Authority Education Revenue Bond Stream Charter School Project Series A 144A	5.00	6-15-2051	1,265,000	1,033,546
See accompanying notes to portfolio of investments

Allspring California Tax-Free Fund  |  1

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
California Municipal Finance Authority Refunding Bond Biola University Incorporated	5.00%	10-1-2035	$ 600,000	$ 612,894
California Municipal Finance Authority Revenue	4.00	10-1-2046	1,930,000	1,556,934
California Municipal Finance Authority Revenue	4.00	10-1-2051	1,150,000	900,783
California Municipal Finance Authority Revenue Refunding Bond University Pacific Series A	4.00	11-1-2042	1,600,000	1,458,516
California School Finance Authority Bright Star Schools Obligation Group 144A	5.00	6-1-2047	1,000,000	911,526
California School Finance Authority Bright Star Schools Obligation Group 144A	5.00	6-1-2054	1,000,000	892,494
California School Finance Authority Charter School Revenue Aspire Public Schools Series 2021A 144A	4.00	8-1-2051	775,000	604,613
California School Finance Authority Charter School Revenue Aspire Public Schools 144A	5.00	8-1-2050	3,540,000	3,397,839
California School Finance Authority Charter School Revenue Girls Athletic Leadership Schools 144A	4.00	6-1-2051	905,000	630,393
California School Finance Authority Charter School Revenue Lifeline Education Charter School Project 144A	5.00	7-1-2045	800,000	719,649
California School Finance Authority Green Dot Public Schools Projects 144A	4.00	8-1-2025	475,000	469,849
California School Finance Authority Green Dot Public Schools Projects 144A	5.00	8-1-2035	2,525,000	2,536,068
California School Finance Authority KIPP Louisiana School Projects Series A 144A	5.00	7-1-2035	1,000,000	1,000,501
California School Finance Authority Rocketship Education Series A 144A	5.00	6-1-2036	945,000	896,486
California School Finance Authority Rocketship Education Series A 144A	5.00	6-1-2046	2,100,000	1,865,328
California School Finance Authority Santa Clarita Valley International School Project 144A	4.00	6-1-2041	500,000	400,098
California School Finance Authority Santa Clarita Valley International School Project 144A	4.00	6-1-2051	650,000	478,535
California University Systemwide Refunding Bond Series A	4.00	11-1-2038	8,000,000	7,750,438
California University Systemwide Refunding Bond Series A	5.00	11-1-2045	6,400,000	6,576,318
Fullerton CA PFA Refunding Bond	4.00	2-1-2051	2,500,000	2,159,737
Trustees of the California State University Systemwide Revenue Bonds Series 2017A	5.00	11-1-2047	1,000,000	1,031,390
University of California Series AI	5.00	5-15-2038	2,000,000	2,019,652
University of California Series K	4.00	5-15-2046	5,295,000	4,744,441
				66,233,346
GO revenue: 23.36%
Alvord CA Unified School District Election of 2012 Series A (AGM Insured)	5.25	8-1-2037	1,620,000	1,648,540
Barstow CA Unified School District Election of 2016 Series C (AGM Insured)	5.00	8-1-2050	1,195,000	1,245,442
Bassett CA Unified School District Refunding Bond Series B (BAM Insured)	5.00	8-1-2027	1,050,000	1,099,675
Beaumont CA Unified School District Election of 2008 Series D (BAM Insured)	5.25	8-1-2044	2,000,000	2,165,197
California Various Purposes	4.00	3-1-2050	6,000,000	5,433,579
California Various Purposes	5.00	9-1-2032	5,100,000	5,177,482
California Various Purposes (BAM Insured)	5.00	9-1-2035	35,000,000	36,768,004
California Various Purposes	5.00	2-1-2038	5,000,000	5,026,587
California Various Purposes	5.00	10-1-2039	5,000,000	5,205,249
California Various Purposes	5.00	4-1-2042	3,750,000	4,016,400
See accompanying notes to portfolio of investments

2  |  Allspring California Tax-Free Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
California Various Purposes	5.00%	8-1-2046	$10,000,000	$ 10,327,891
California Various Purposes	5.00	4-1-2049	2,500,000	2,627,356
Centinela Valley CA Union High School District Election of 2008 Series B	6.00	8-1-2036	2,500,000	2,557,743
Centinela Valley CA Union High School District Election of 2008 Series C	5.00	8-1-2035	2,000,000	2,065,014
Cerritos CA Community College CAB Election of 2004 ¤	0.00	8-1-2029	1,750,000	1,348,606
Cerritos CA Community College CAB Election of 2004 ¤	0.00	8-1-2033	1,500,000	949,514
College of the Sequoias Tulare Area Improvement District #3 California CAB Election of 2008 Series A (AGC Insured) ¤	0.00	8-1-2024	1,000,000	936,781
Compton CA Community College CAB Election of 2002 Series C ¤	0.00	8-1-2035	3,445,000	1,934,755
Contra Costa County CA Community College District Election of 2006	5.00	8-1-2038	3,250,000	3,300,694
Delano CA Union High School Election of 2010 Series B (AGM Insured)	5.75	8-1-2035	4,510,000	4,519,046
Escondido CA Union High School CAB Election of 2008 Series A (AGC Insured) ¤	0.00	8-1-2027	8,385,000	6,971,672
Escondido CA Union School District	4.00	8-1-2043	2,150,000	1,978,900
Garden Grove CA Unified School District Election of 2010 Series C	5.25	8-1-2037	2,000,000	2,035,234
Hayward CA Unified School District Refunding Bond	5.00	8-1-2038	6,000,000	6,195,043
Inglewood CA Unified School District Election of 2012 GO Bond Series B (BAM Insured)	5.00	8-1-2036	200,000	209,303
Inglewood CA Unified School District Election of 2012 GO Bond Series B (BAM Insured)	5.00	8-1-2038	500,000	520,124
Long Beach CA Unified School District CAB Election of 2008 Series B ¤	0.00	8-1-2035	2,000,000	1,128,874
Long Beach CA Unified School District Election of 2016 Series B	3.00	8-1-2041	4,650,000	3,538,681
Long Beach CA Unified School District Unrefunded Bond Election of 2008 Series A	5.50	8-1-2026	95,000	95,166
Los Angeles CA Community College District Refunding Bond	4.00	8-1-2038	10,000,000	9,510,034
Lynwood CA Unified School District Election of 2012 Series A (AGM Insured)	5.00	8-1-2033	5,000	5,072
Merced CA City School District Election of 2014	5.00	8-1-2045	1,000,000	1,023,409
Merced CA Union High School District CAB Series C ¤	0.00	8-1-2032	3,380,000	2,254,295
Mount San Antonio CA Community College District CAB Election of 2008 Series A ¤	0.00	8-1-2024	1,610,000	1,516,085
Norwalk-La Mirada CA Unified School District CAB Election of 2002 Series D (AGM Insured) ¤	0.00	8-1-2023	1,500,000	1,456,897
Oakland CA Unified School District Election of 2012	5.50	8-1-2023	260,000	264,999
Oakland CA Unified School District Election of 2012 Series A	5.00	8-1-2040	3,600,000	3,776,466
Oxnard CA School District Election of 2012 Series D (AGM Insured)	5.00	8-1-2034	1,695,000	1,778,086
Pajaro Valley CA Unified School District Election of 2012 Series A	5.00	8-1-2038	1,700,000	1,726,517
Paramount CA Unified School District CAB Election of 2006 ¤	0.00	8-1-2033	2,500,000	1,577,500
Pomona CA Unified School District Series A (NPFGC Insured)	6.55	8-1-2029	1,480,000	1,633,131
Poway CA Unified School District CAB Election of 2008 Improvement District 07-1-A ¤	0.00	8-1-2024	1,800,000	1,692,266
Rialto CA Unified School District CAB Election of 2010 Series A (AGM Insured) ¤	0.00	8-1-2026	3,320,000	2,871,753
Sacramento CA Unified School District Election of 2012 Series A (BAM Insured)	5.25	8-1-2033	1,000,000	1,016,058
See accompanying notes to portfolio of investments

Allspring California Tax-Free Fund  |  3

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Sacramento CA Unified School District Election of 2012 Series C (AGM Insured)	5.00%	8-1-2033	$ 2,735,000	$ 2,846,616
San Bernardino County CA Community Election of 2008 Series D	5.00	8-1-2045	2,000,000	2,098,036
San Bernardino County CA Unified School District Election of 2012 Series C (AGM Insured)	5.00	8-1-2040	8,000,000	8,229,123
San Diego CA Community College Election of 2002	5.00	8-1-2031	4,000,000	4,064,033
San Diego CA Unified School District	4.00	7-1-2047	2,025,000	1,868,480
San Gorgonio CA Memorial Healthcare Refunding Bond	5.00	8-1-2032	1,750,000	1,746,475
San Gorgonio CA Memorial Healthcare Refunding Bond	5.50	8-1-2028	2,525,000	2,553,433
San Joaquin CA Delta Community College District Election of 2004 Series C	5.00	8-1-2033	3,195,000	3,298,860
San Joaquin CA Delta Community College District Election of 2004 Series C	5.00	8-1-2034	3,315,000	3,422,761
San Jose CA Unified School District Santa Clara County	4.00	8-1-2042	4,000,000	3,719,392
San Rafael CA City High School District CAB Election of 2002 Series B (NPFGC Insured) ¤	0.00	8-1-2023	1,260,000	1,224,786
San Rafael CA City High School District Election of 2015 Series C	4.00	8-1-2043	1,500,000	1,382,821
Sanger CA Unified School District Refunding Bond (NPFGC Insured)	5.60	8-1-2023	55,000	55,505
Santa Ana CA Unified School District CAB Election of 2008 Series B (AGC Insured) ¤	0.00	8-1-2038	15,000,000	7,239,789
Sierra Kings CA Health Care District	5.00	8-1-2028	1,000,000	1,034,692
Sierra Kings CA Health Care District	5.00	8-1-2032	1,500,000	1,546,679
Sierra Kings CA Health Care District	5.00	8-1-2037	1,750,000	1,793,845
Simi Valley CA Unified School District	4.00	8-1-2048	3,250,000	2,905,513
Sonoma Valley CA Unified School District CAB Election of 2010 Series A ¤	0.00	8-1-2027	1,020,000	845,270
Stockton CA Unified School District Election of 2012 Series A (AGM Insured)	5.00	8-1-2038	1,025,000	1,041,896
Tulare CA Local Health Care District Refunding Bond (BAM Insured)	4.00	8-1-2039	1,850,000	1,709,027
Washington Township CA Health Care District Election of 2004 Series B	5.50	8-1-2038	1,500,000	1,541,618
West Contra Costa CA Unified School District Election of 2005 Series B	6.00	8-1-2027	1,080,000	1,205,836
Wiseburn CA School District CAB (AGC Insured) ¤	0.00	8-1-2027	1,525,000	1,270,358
				211,773,964
Health revenue: 15.34%
Association of Bay Area Governments California Finance Authority for Nonprofit Corporation Insured Revenue Bond O'Connor Woods Series 2013	5.00	1-1-2043	5,000,000	5,072,613
Association of Bay Area Governments California Finance Authority for Nonprofit Corporation Insured Senior Living Revenue Bond Odd Fellows Home of California Series 2012 A	5.00	4-1-2042	1,100,000	1,106,313
California CDA Adventist Health System Series A	5.00	3-1-2045	2,500,000	2,499,331
California CDA Enloe Medical Center	5.00	8-15-2033	1,650,000	1,726,669
California CDA Enloe Medical Center	5.00	8-15-2035	1,000,000	1,041,984
California CDA Enloe Medical Center	5.00	8-15-2038	2,000,000	2,069,491
California CDA Loma Linda University Medical Center Refunding Bond Series A	5.25	12-1-2044	5,150,000	5,165,274
California CDA Redwoods Projects	5.13	11-15-2035	1,500,000	1,532,355
See accompanying notes to portfolio of investments

4  |  Allspring California Tax-Free Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
California CDA Revenue Refunding Bond Adventist Health System West Series A	5.00%	3-1-2048	$ 5,000,000	$ 4,950,419
California Communities Marin General Hospital Series A	5.00	8-1-2036	700,000	706,019
California Communities Marin General Hospital Series A	5.00	8-1-2037	500,000	502,975
California Communities Marin General Hospital Series A	5.00	8-1-2038	450,000	451,918
California HFFA	4.00	11-15-2048	5,000,000	4,342,176
California HFFA	4.00	11-1-2051	3,000,000	2,584,890
California HFFA	5.00	11-15-2046	2,040,000	2,176,189
California HFFA	5.00	11-15-2046	2,960,000	2,961,568
California HFFA El Camino Hospital	5.00	2-1-2035	3,000,000	3,106,392
California HFFA LA Biomedical Research Institute at Harbor-UCLA Medical Center	5.00	9-1-2048	6,095,000	5,814,315
California HFFA Nevada Methodist Homes	5.00	7-1-2030	1,830,000	1,890,188
California HFFA Nevada Methodist Homes	5.00	7-1-2035	1,000,000	1,025,474
California HFFA Nevada Methodist Homes	5.00	7-1-2045	4,500,000	4,602,368
California HFFA Refunding Bond Cedars-Sinai Medical Center Series B	4.00	8-15-2039	10,500,000	9,743,118
California HFFA Refunding Bond Children's Hospital Series A	5.00	8-15-2047	10,050,000	9,706,522
California HFFA Revenue Bond Sutter Health Series A	5.00	11-15-2048	1,000,000	995,681
California HFFA Revenue Bonds CommonSpirit Health Care 2020A Series A	4.00	4-1-2049	5,500,000	4,509,864
California HFFA Senior Health Services	5.00	8-1-2040	700,000	707,309
California HFFA Senior Health Services	5.00	8-1-2050	1,000,000	993,033
California HFFA Series A	4.00	11-1-2040	1,375,000	1,248,466
California Municipal Finance Authority Refunding Bond Channing House Project Series A	5.00	5-15-2034	1,000,000	1,060,517
California Municipal Finance Authority Refunding Bond Community Medical Centers Series A	5.00	2-1-2047	6,625,000	6,562,691
California Municipal Finance Authority Refunding Bond Eisenhower Medical Center Series A	5.00	7-1-2047	1,400,000	1,356,014
California Municipal Finance Authority Revenue	4.00	12-1-2039	1,240,000	1,141,131
California Municipal Finance Authority Revenue	4.00	9-15-2046	3,300,000	2,928,431
California Municipal Finance Authority Revenue	4.00	12-1-2049	2,915,000	2,569,566
California Municipal Finance Authority Revenue	4.00	9-15-2051	3,885,000	3,405,749
California Municipal Finance Authority Revenue	5.00	7-1-2039	1,000,000	1,057,614
California Municipal Finance Authority Revenue	5.00	7-1-2049	2,650,000	2,749,818
California Municipal Finance Authority Revenue Bonds Series 2021 Humangood California Obligated Group	4.00	10-1-2049	2,250,000	1,838,646
California Municipal Finance Authority Revenue Community Health System Series 2021A	4.00	2-1-2051	1,500,000	1,258,232
California PFA Refunding Bond Henry Mayo Newhall Hospital	5.00	10-15-2037	500,000	504,705
California PFA Refunding Bond Henry Mayo Newhall Hospital	5.00	10-15-2047	5,365,000	5,269,295
California PFA Senior Living Enso Village Project Series A 144A	5.00	11-15-2051	1,255,000	1,024,240
California PFA Senior Living Enso Village Project Series A 144A	5.00	11-15-2056	1,235,000	986,285
Palomar Health Refunding Bond	5.00	11-1-2042	4,000,000	3,945,327
University of California Regents Medical Center Prerefunded Bond Series J	5.25	5-15-2038	7,790,000	7,887,751
University of California Regents Medical Center Series J	5.00	5-15-2033	2,265,000	2,290,010
University of California Regents Medical Center Series L	4.00	5-15-2044	4,065,000	3,672,223
University of California Regents Medical Center Unrefunded Bond Series J	5.25	5-15-2038	2,210,000	2,222,968
See accompanying notes to portfolio of investments

Allspring California Tax-Free Fund  |  5

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
Washington Township CA Health Care District Series A	5.00%	7-1-2026	$ 1,190,000	$ 1,208,889
Washington Township CA Health Care District Series A	5.00	7-1-2042	1,000,000	912,014
				139,085,030
Housing revenue: 7.20%
California CDA Poway Retirement Housing Foundation Housing Incorporated Series A	5.25	11-15-2035	1,500,000	1,533,048
California CDA Uptown Newport Apartments Series 2017 AA & BB (East West Bank LOC) ø	2.50	3-1-2057	10,020,000	10,020,000
California Community Housing Agency Essential Housing Revenue Creekwood Series A 144A	4.00	2-1-2056	3,000,000	2,152,855
California Community Housing Agency Essential Housing Revenue Serenity at Larkspur Series C 144A	5.00	2-1-2050	3,000,000	2,570,573
California Community Housing Agency Workforce Apartments Series A 144A	5.00	4-1-2049	3,000,000	2,534,528
California Enterprise Development Authority Student Housing Revenue Provident Group	5.00	8-1-2050	565,000	521,171
California HFA Municipal Certificate of Participation Series 2 Class A (FHLMC Insured)	3.75	3-25-2035	138,458	127,041
California HFA Municipal Certificate of Participation Series 2 Class A	4.00	3-20-2033	8,250,812	7,848,250
California HFA Municipal Certificate of Participation Series 3 Class A	3.25	8-20-2036	4,937,456	4,226,541
California Municipal Finance Authority Mobile Home Park Revenue Caritas Projects Series 2021B	4.00	8-15-2051	870,000	679,670
California Municipal Finance Authority Mobile Senior Caritas Projects Series A	5.00	8-15-2029	500,000	516,638
California Municipal Finance Authority Special Finance Agency Essential Housing Revenue Bond Series 2021A-2 Junior Bonds Latitude33 144A	4.00	12-1-2045	1,500,000	1,063,931
California Municipal Finance Authority Special Finance Agency XII California Essential Housing Revenue Bond Allure Apartments Series A-2 Junior Bonds 144A	4.38	8-1-2049	1,800,000	1,295,820
California Municipal Finance Authority Student Housing Revenue Bond CHF Riverside I LLC - University of California Riverside North District Phase 1 Student Housing Project	5.00	5-15-2029	625,000	644,840
California Municipal Finance Authority Student Housing Revenue CHF Davis I LLC Orchard Park (BAM Insured)	4.00	5-15-2033	600,000	576,084
California Municipal Finance Authority Student Housing Revenue CHF Davis I LLC Orchard Park (BAM Insured)	4.00	5-15-2034	700,000	666,448
California Municipal Finance Authority Student Housing Revenue CHF Davis I LLC Orchard Park (BAM Insured)	4.00	5-15-2035	700,000	661,806
California Municipal Finance Authority Student Housing Revenue CHF Davis I LLC Orchard Park (BAM Insured)	4.00	5-15-2036	600,000	563,925
California Municipal Finance Authority Student Housing Revenue CHF Davis I LLC Orchard Park (BAM Insured)	4.00	5-15-2037	700,000	652,082
California Municipal Finance Authority Student Housing Revenue CHF Davis I LLC Orchard Park (BAM Insured)	4.00	5-15-2038	750,000	693,398
California Municipal Finance Authority Student Housing Revenue CHF Davis I LLC Orchard Park (BAM Insured)	4.00	5-15-2046	3,750,000	3,269,199
California Municipal Finance Authority Student Housing Revenue CHF Davis I LLC West Village Projects	5.00	5-15-2051	6,700,000	6,302,073
California Municipal Finance Authority Student Housing Revenue CHF Riverside I LLC Projects	5.00	5-15-2052	5,650,000	5,301,691
See accompanying notes to portfolio of investments

6  |  Allspring California Tax-Free Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue (continued)
California Municipal Finance Authority Student Housing Revenue Series 2021 CHF Davis II L.L.C. Orchard Park Student Housing Project (BAM Insured)	4.00%	5-15-2040	$ 1,100,000	$ 1,002,599
California School Finance Authority College Housing Revenue NCCD-Santa Rosa Properties LLC Sonoma County Series 2021A 144A	4.00	11-1-2041	1,730,000	1,346,590
California Statewide CDA Community Improvement Authority Essential Housing Revenue Bond Altana Glendale Series A-2 144A	4.00	10-1-2056	2,000,000	1,454,303
California Statewide CDA Community Improvement Authority Essential Housing Revenue Bond Mezzanine Lien Series 2021B 144A	4.00	5-1-2057	1,500,000	986,201
California Statewide CDA Community Improvement Authority Essential Housing Revenue Bond Mezzanine Lien Series 2022B 144A	5.00	9-1-2037	980,000	871,849
California Statewide CDA Community Improvement Authority Essential Housing Revenue Bond Social Bonds Series 2021B 144A	4.00	4-1-2057	1,000,000	656,746
Independent Cities California Finance Authority Mobile Home Park Revenue	5.00	5-15-2048	2,000,000	1,999,945
Independent Cities California Finance Refunding Bond Sanitary Juan Mobile Estates	5.00	8-15-2030	1,000,000	1,015,897
Independent Cities California Finance Refunding Bond Santa Rose Leisure Mobile	5.00	8-15-2046	1,570,000	1,569,008
				65,324,750
Miscellaneous revenue: 13.54%
Alameda CA Joint Powers Authority Multiple Capital Projects Series A	5.00	12-1-2034	1,005,000	1,027,089
Anaheim CA PFA CAB Subordinate Lien Bond Public Improvements Project Series C (AGM Insured) ¤	0.00	9-1-2025	10,000,000	8,995,801
Anaheim CA PFA Convention Center Expansion Project Series A	5.00	5-1-2039	3,000,000	3,085,842
Anaheim CA PFA Convention Center Expansion Project Series A	5.00	5-1-2046	4,200,000	4,320,178
California CDA Community Infrastructure Program Series 2021A	4.00	9-2-2041	995,000	812,800
California CDA Water & Wastewater Pooled Financing Program Series B (AGM Insured)	5.25	10-1-2027	1,040,000	1,041,702
California Communities Series A	5.00	9-2-2047	1,995,000	2,009,401
California Enterprise Development Authority Lease Revenue Riverside County Library Facilities Project	4.00	11-1-2049	1,900,000	1,612,185
California Infrastructure & Economic Development Bank Lease Revenue	5.00	8-1-2044	4,000,000	4,111,523
California Infrastructure & Economic Development King City Joint Union High School	5.75	8-15-2029	2,150,000	2,151,899
California Municipal Finance Authority Refunding Bond Southwestern Law School Series 2021	4.00	11-1-2041	575,000	486,268
California Public Works Board Judicial Council Projects Series A	5.00	3-1-2038	7,000,000	7,043,843
California Public Works Board Various Capital Projects Series G	5.00	11-1-2037	23,000,000	23,034,797
California Public Works Board Various Capital Projects Series I	5.50	11-1-2033	2,000,000	2,045,270
Compton CA PFA Refunding Bond 144A	4.00	9-1-2027	5,620,000	5,463,533
See accompanying notes to portfolio of investments

Allspring California Tax-Free Fund  |  7

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Fresno CA Joint Powers Financing Authority Lease Revenue Master Lease Projects Series A (AGM Insured)	4.00%	4-1-2046	$ 1,225,000	$ 1,087,435
Fullerton CA Joint Union High School Project Certificate of Participation (BAM Insured)	5.00	9-1-2035	1,385,000	1,439,522
Independent Cities California Finance Authority Sales Tax Revenue (AGM Insured) 144A	4.00	6-1-2041	1,700,000	1,536,742
Independent Cities California Finance Authority Sales Tax Revenue (AGM Insured) 144A	4.00	6-1-2051	750,000	658,500
Irvine CA Improvement Bond Act 1915 Limited Obligation Reassessment District #15-2	5.00	9-2-2025	725,000	744,668
Irvine CA Improvement Bond Act 1915 Limited Obligation Reassessment District #15-2	5.00	9-2-2026	400,000	410,547
Irvine CA Improvement Bond Act 1915 Limited Obligation Reassessment District #15-2	5.00	9-2-2042	1,495,000	1,505,013
Jefferson CA Union High School District Certificate of Participation Teacher and Staff Housing Project (BAM Insured)	4.00	8-1-2045	1,400,000	1,250,806
Los Angeles CA Public Works Financing Authority Series A	5.00	12-1-2039	2,860,000	2,926,820
Modesto CA Irrigation District Financing Authority Series A	5.00	10-1-2040	3,500,000	3,575,263
Montclair CA PFA Lease Refunding Bond (AGM Insured)	5.00	10-1-2035	2,400,000	2,463,272
Mountain House CA Financing Authority Utility System Revenue Series A	5.00	12-1-2034	535,000	550,500
North Coast County Water District San Mateo County Certificate of Participation 2021 (AGM Insured)	4.00	10-1-2051	1,745,000	1,543,082
Porterville CA Water Revenue Certificate of Participation Water System Financing Project (AGM Insured)	4.00	8-15-2050	1,000,000	880,178
Riverside County CA Asset Leasing Corporation Riverside County Hospital Project (NPFGC Insured) ¤	0.00	6-1-2026	10,000,000	8,699,363
Sacramento CA City Financing Authority Refunding Bond Master Lease Program Facilities (BAM Insured)	5.00	12-1-2035	1,300,000	1,355,074
Sacramento CA City School Joint Refunding Bond Series A (BAM Insured)	5.00	3-1-2040	2,165,000	2,198,232
San Jose CA Unified School District CAB (AGM Insured) ¤	0.00	1-1-2026	3,175,000	2,840,140
San Marino CA Unified School District Certificate of Participation Los Angeles County Schools Pooled Financing Program Series A	5.00	12-1-2041	500,000	500,454
San Mateo Foster City CA PFA Revenue Sanitary Mateo Street & Flood Control Projects	4.00	5-1-2045	3,750,000	3,374,183
Stockton CA Unified School District Community Improvement Project	5.00	2-1-2033	550,000	585,160
Sutter Butte CA Flood Control Agency (BAM Insured)	5.00	10-1-2040	3,545,000	3,652,372
Torrance CA Certificate of Participation	5.25	6-1-2039	5,385,000	5,566,520
Upland CA Certificate of Participation San Antonio Regional Hospital	5.00	1-1-2047	1,955,000	1,894,196
Ventura County CA PFA Series A	5.00	11-1-2038	4,250,000	4,256,430
				122,736,603
Tax revenue: 12.68%
Beaumont CA Community Facilities District #93-1 Special Tax Improvement Area #17C	5.00	9-1-2043	750,000	758,672
Beaumont CA Community Facilities District #93-1 Special Tax Improvement Area #17C	5.00	9-1-2048	1,100,000	1,107,244
Beaumont CA Community Facilities District #93-1 Special Tax Improvement Area #8D Series A	5.00	9-1-2043	750,000	759,057
Beaumont CA Community Facilities District #93-1 Special Tax Improvement Area #8D Series A	5.00	9-1-2048	1,035,000	1,042,344
See accompanying notes to portfolio of investments

8  |  Allspring California Tax-Free Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
Belmont CA Community Facilities Special Tax District #2000-1 Library Project Series A (Ambac Insured)	5.75%	8-1-2030	$ 3,190,000	$ 3,566,201
California CDA Community Facilities District #2015-01	5.00	9-1-2047	1,420,000	1,428,083
California CDA Special Tax Community Facilities District #2017-01	5.00	9-1-2048	5,000,000	5,032,926
California CDA Special Tax Community Facilities District #2020-02	4.00	9-1-2051	1,150,000	901,037
Casitas CA Municipal Water District Community Facilities District #2013-1-OJAI Series B (BAM Insured)	5.25	9-1-2047	5,000,000	5,213,099
Cathedral City CA RDA Successor Agency to Merged Redevelopment Project Tax Allocation Bond Series A (BAM Insured)	4.00	8-1-2032	1,050,000	1,053,453
Cathedral City CA RDA Successor Agency to Merged Redevelopment Project Tax Allocation Bond Series A (BAM Insured)	4.00	8-1-2034	1,250,000	1,227,492
Cathedral City CA RDA Successor Agency to Merged Redevelopment Project Tax Allocation Bond Series A (AGM Insured)	5.00	8-1-2032	1,450,000	1,491,549
Cathedral City CA RDA Successor Agency to Merged Redevelopment Project Tax Allocation Bond Series A (AGM Insured)	5.00	8-1-2033	880,000	904,841
Chino CA Community Facilities District Special Tax #2003-3 Improvement Area #7	5.00	9-1-2048	2,500,000	2,498,505
Chula Vista CA Community Facilities District Special Tax #16-I Improvement Area #1	5.00	9-1-2043	445,000	450,374
Chula Vista CA Community Facilities District Special Tax #16-I Improvement Area #1	5.00	9-1-2048	895,000	900,437
City of Roseville CA	5.00	9-1-2045	1,280,000	1,279,654
Corona CA Community Facilities District #2018-1 Improvement Area #1 2018 Special Tax Bond Series A	5.00	9-1-2048	1,000,000	1,006,025
Corona Norco CA Unified School Districts Special Tax Community Facilities District #16-1	5.00	9-1-2048	1,500,000	1,510,643
Dinuba CA RDA Merged City Redevelopment Project (BAM Insured)	5.00	9-1-2033	1,500,000	1,544,090
Elk Grove CA Financing Authority Special Tax Refunding Bond (BAM Insured)	5.00	9-1-2038	1,500,000	1,555,071
Fairfield CA Community Facilities District Special Tax Bond #2019 One Lake Improvement Area 144A	5.00	9-1-2050	3,000,000	2,952,656
Folsom Ranch Financing Authority California Facilities District #20 Russell Ranch	5.00	9-1-2048	1,650,000	1,674,399
Fremont CA Community Facilities District #1 Refunding Bond	5.00	9-1-2040	2,700,000	2,724,066
Inglewood CA Redevelopment Successor Agency to Merged Redevelopment Project Tax Allocation Refunding Bond Subordinate Lien Series A (BAM Insured)	5.00	5-1-2034	500,000	526,838
Inglewood CA Redevelopment Successor Agency to Merged Redevelopment Project Tax Allocation Refunding Bond Subordinate Lien Series A (BAM Insured)	5.00	5-1-2038	305,000	318,709
Inland Valley CA Development Agency Series A	5.25	9-1-2037	4,000,000	4,068,189
Irvine CA Unified School District Special Tax Community Facilities District #09 1 Series A (BAM Insured)	4.00	9-1-2044	1,000,000	894,488
Irvine CA Unified School District Special Tax Community Facilities District #09 1 Series A (BAM Insured)	4.00	9-1-2050	3,000,000	2,640,044
Lafayette CA RDA Refunding Bond Lafayette Redevelopment Project (AGM Insured)	5.00	8-1-2033	1,500,000	1,542,342
See accompanying notes to portfolio of investments

Allspring California Tax-Free Fund  |  9

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
Lafayette CA RDA Refunding Bond Lafayette Redevelopment Project (AGM Insured)	5.00%	8-1-2038	$ 1,635,000	$ 1,680,350
Lancaster CA RDA Tax Allocation Refunding Bond Combined Redevelopment Project Areas (AGM Insured)	5.00	8-1-2033	1,200,000	1,263,019
Los Angeles CA Community Facilities District #11 Ponte Vista Special Tax Series 2021	4.00	9-1-2046	1,250,000	997,167
Oakland CA Redevelopment Successor Agency Refunding Bond Subordinate Series TE (AGM Insured)	5.00	9-1-2035	2,545,000	2,654,489
Oakland CA Redevelopment Successor Agency Refunding Bond Subordinate Series TE (AGM Insured)	5.00	9-1-2036	4,000,000	4,169,425
Orange County CA Community Facilities District #2015-1 Esencia Village Series A	5.25	8-15-2045	1,950,000	1,976,659
Rancho Cucamonga CA RDA Rancho Redevelopment Project Area (AGM Insured)	5.00	9-1-2032	1,870,000	1,922,682
Redwood City CA RDA CAB Redevelopment Project Area Series 2-A (Ambac Insured) ¤	0.00	7-15-2030	3,505,000	2,558,496
Rio Vista CA Community Facilities District Special Tax #2018-1	5.00	9-1-2048	1,185,000	1,186,175
Riverside County CA Community Facilities Districts Special Tax #05-8	5.00	9-1-2048	1,600,000	1,610,536
Romoland School District Community Facilities District #2004-1 Heritage Lake Improvement Area #4 Series 2018 Special Tax Bond	5.00	9-1-2048	3,000,000	3,021,287
Sacramento CA Transient Occupancy Tax Convention Center Complex Series A	5.00	6-1-2048	3,750,000	3,818,236
San Bernardino CA Special Tax Community Facilities District #2006-1 Series 2018	5.00	9-1-2048	1,200,000	1,207,290
San Clemente CA Special Tax Community Facilities District #2006-1	5.00	9-1-2040	965,000	973,602
San Clemente CA Special Tax Community Facilities District #2006-1	5.00	9-1-2046	1,175,000	1,180,177
San Diego CA RDA CAB Tax Allocation Centre (AGM Insured) ¤	0.00	9-1-2023	885,000	858,269
San Francisco CA City & County Community Facilities District #2016-1 Improvement Area #1 Special Tax Treasure Island	4.00	9-1-2051	1,250,000	988,490
San Francisco CA City & County Community Facilities District #2016-1 Improvement Area #1 Special Tax Treasure Island Series 2021	4.00	9-1-2041	1,000,000	851,806
San Francisco CA City & County Community Facilities District #2016-1 Improvement Area #2 Special Tax Treasure Island Series 2022A 144A	4.00	9-1-2052	1,750,000	1,376,759
San Francisco CA City & County Community Facilities District #2020-1 Mission Rock Facilities and Services Special Tax Series 2021C 144A	4.00	9-1-2051	3,900,000	3,018,413
San Francisco CA City & County RDA CAB Mission Bay South Redevelopment Project Subordinate Bond Series D 144A¤	0.00	8-1-2026	4,000,000	3,358,001
San Francisco CA City & County RDA Mission Bay South Redevelopment Project Series A	5.00	8-1-2043	2,500,000	2,562,399
San Francisco CA City & County RDA Tax Transbay Infrastructure Project Third Lien Series B (AGM Insured)	5.00	8-1-2046	1,500,000	1,554,210
San Marcos CA Unified School District Special Tax Community Facilities District #4 (BAM Insured)	5.00	9-1-2034	1,705,000	1,757,069
San Marcos CA Unified School District Special Tax Community Facilities District #5 (BAM Insured)	5.00	9-1-2028	1,290,000	1,329,395
See accompanying notes to portfolio of investments

10  |  Allspring California Tax-Free Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
San Marcos CA Unified School District Special Tax Community Facilities District #5 (BAM Insured)	5.00%	9-1-2029	$ 1,325,000	$ 1,365,464
Sonoma CA CDA Successor Agency to Sonoma Redevelopment Project Tax Allocation Bond (NPFGC Insured)	5.00	6-1-2033	1,325,000	1,392,248
Successor Agency to the Marina Redevelopment Agency Tax Allocation Bonds Series A	5.00	9-1-2033	340,000	352,206
Successor Agency to the Marina Redevelopment Agency Tax Allocation Bonds Series A	5.00	9-1-2038	400,000	410,539
Successor Agency to the Marina Redevelopment Agency Tax Allocation Bonds Series B	5.00	9-1-2033	250,000	258,975
Successor Agency to the Marina Redevelopment Agency Tax Allocation Bonds Series B	5.00	9-1-2038	250,000	256,587
Temescal Valley Water District Improvement Area #2 2021 Special Tax Bonds	4.00	9-1-2051	930,000	723,668
Tracy Hills CA Improvement Area #1 Community Facilities District #2016-1 Special Tax Bonds Series 2018	5.00	9-1-2048	2,750,000	2,722,469
Transbay Joint Powers Authority Tax Allocation California Senior Series A Green Bonds	5.00	10-1-2045	2,000,000	2,017,191
Transbay Joint Powers Authority Tax Allocation California Senior Series A Green Bonds	5.00	10-1-2049	2,200,000	2,200,231
Tustin CA Community Facilities District Special Tax #2014-1 Legacy/Standard Pacific Series A	5.00	9-1-2040	750,000	756,685
Tustin CA Community Facilities District Special Tax #2014-1 Legacy/Standard Pacific Series A	5.00	9-1-2045	1,000,000	1,005,011
Union City CA Community RDA Successor Agency to Community Redevelopment Project Tax Allocation Refunding Bond Series A	5.00	10-1-2036	1,000,000	1,043,482
				114,951,685
Tobacco revenue: 0.65%
California County CA Tobacco Securitization Agency	5.00	6-1-2050	1,170,000	1,081,027
California County CA Tobacco Securitization Agency CAB ¤	0.00	6-1-2055	14,000,000	2,290,966
Golden State Tobacco Securitization Corporation California Tobacco Settlement Refunding Bond Series A-1	5.00	6-1-2028	2,000,000	2,158,145
Northern California Tobacco Securitization Authority Tobacco Settlement CAB Asset-Backed Refunding Bonds Class 2 Series B-2 ¤	0.00	6-1-2060	3,250,000	388,612
				5,918,750
Transportation revenue: 1.91%
Bay Area CA Toll Authority Toll Bridge Series S-4	5.00	4-1-2030	2,000,000	2,019,390
Bay Area CA Toll Authority Toll Bridge Series S-H	5.00	4-1-2049	8,000,000	8,842,682
Foothill-Eastern Transportation Corridor Agency Junior Lien Road Revenue Series 2021C	4.00	1-15-2043	2,045,000	1,718,642
Riverside County CA Transportation Commission Toll Revenue 2021 Series B-1	4.00	6-1-2046	2,000,000	1,681,577
San Francisco CA Municipal Transportation Agency Revenue Bond	5.00	3-1-2039	3,000,000	3,078,415
				17,340,706
Utilities revenue: 5.29%
Banning CA Financing Authority Refunding Bond Electric System Project (AGM Insured)	5.00	6-1-2037	5,000,000	5,173,101
Imperial CA Irrigation District Electric System Refunding Bond Series A	5.00	11-1-2040	3,715,000	3,835,810
See accompanying notes to portfolio of investments

Allspring California Tax-Free Fund  |  11

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue (continued)
Imperial CA Irrigation District Electric System Refunding Bond Series A	5.00%	11-1-2045	$ 1,060,000	$ 1,089,992
Imperial CA Irrigation District Electric System Refunding Bond Series C	5.00	11-1-2038	2,500,000	2,611,526
Lassen CA Municipal Utility District Certificate of Participation	4.00	5-1-2038	2,615,000	2,332,550
Lassen CA Municipal Utility District Certificate of Participation	4.00	5-1-2041	2,250,000	1,973,613
Lassen CA Municipal Utility District Certificate of Participation	4.00	5-1-2046	4,395,000	3,733,885
Lassen CA Municipal Utility District Certificate of Participation	4.00	5-1-2051	2,340,000	1,941,266
Los Angeles CA Department of Water and Power Series E	5.00	7-1-2044	12,475,000	12,792,554
M-S-R California Energy Authority Gas Series B	7.00	11-1-2034	4,000,000	4,731,090
M-S-R California Energy Authority Gas Series C	6.13	11-1-2029	995,000	1,080,794
Redding CA Joint Powers Financing Authority Election System Series A	5.00	6-1-2032	440,000	460,949
Roseville CA Natural Gas Financing Authority	5.00	2-15-2025	1,930,000	1,962,451
Southern California Public Power Authority Natural Gas Project #1 Series A	5.25	11-1-2025	1,000,000	1,030,980
Walnut CA Energy Center Authority Series A	5.00	1-1-2034	3,115,000	3,187,397
				47,937,958
Water & sewer revenue: 2.28%
Adelanto CA Public Utility Authority Refunding Bond (AGM Insured)	5.00	7-1-2039	2,000,000	2,100,029
Bay Area CA Water Supply & Conservation Agency Series A	5.00	10-1-2034	6,000,000	6,053,769
Compton CA Sewer Revenue	6.00	9-1-2039	1,775,000	1,776,695
El Dorado CA Irrigation District Refunding Bond Series A (AGM Insured)	5.25	3-1-2039	2,000,000	2,057,717
Florin CA Resource Conservation Refunding Bond Second Senior Lien Series A (NPFGC Insured)	5.00	9-1-2032	2,000,000	2,055,848
Merced CA Irrigation District Water & Hydroelectric System Series A (AGM Insured)	5.00	10-1-2038	4,000,000	4,106,228
Tulare CA Sewer Refunding Bond (AGM Insured)	5.00	11-15-2041	1,500,000	1,545,896
Vallejo CA Refunding Bond	5.25	5-1-2031	1,000,000	1,012,055
				20,708,237
				864,339,433
Guam: 0.72%
Tax revenue: 0.09%
Guam Government Business Privilege Tax Revenue Refunding Bond Series 2021 F	4.00	1-1-2036	1,000,000	863,562
Water & sewer revenue: 0.63%
Guam Government Waterworks Authority	5.25	7-1-2033	1,500,000	1,522,962
Guam Government Waterworks Authority	5.50	7-1-2043	3,125,000	3,178,513
Guam Government Waterworks Authority Series A	5.00	1-1-2050	1,000,000	1,000,788
				5,702,263
				6,565,825
See accompanying notes to portfolio of investments

12  |  Allspring California Tax-Free Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Illinois: 1.12%
Miscellaneous revenue: 1.12%
Illinois Refunding Bond	5.00%	2-1-2025	$10,000,000	$ 10,169,734
New York: 0.55%
Industrial development revenue: 0.55%
New York Transportation Development Corporation Special Facilities Revenue Delta Air Lines Incorporated LaGuardia Airport Terminals C&D Redevelopment	5.00	1-1-2029	5,000,000	4,982,408
Ohio: 0.06%
Tobacco revenue: 0.06%
Buckeye Tobacco Settlement Financing Authority CAB ¤	0.00	6-1-2057	5,000,000	531,874
Texas: 0.06%
Resource recovery revenue: 0.06%
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series C ø	3.43	4-1-2040	500,000	500,000
Total Municipal obligations (Cost $939,305,471)				887,089,274

		Yield	Shares
Short-term investments: 1.42%
Investment companies: 1.42%
Allspring Municipal Cash Management Money Market Fund Institutional Class ♠∞		2.10	12,841,357	12,849,062
Total Short-term investments (Cost $12,848,637)				12,849,062
Total investments in securities (Cost $952,154,108)	99.25%			899,938,336
Other assets and liabilities, net	0.75			6,825,937
Total net assets	100.00%			$906,764,273

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

See accompanying notes to portfolio of investments

Allspring California Tax-Free Fund  |  13

Portfolio of investments—September 30, 2022 (unaudited)

Abbreviations:
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
CDA	Community Development Authority
FHLMC	Federal Home Loan Mortgage Corporation
GO	General obligation
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
RDA	Redevelopment Authority
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Municipal Cash Management Money Market Fund Institutional Class	$11,287,598	$99,295,327	$(97,733,909)	$118	$(72)	$12,849,062	12,841,357	$59,401
See accompanying notes to portfolio of investments

14  |  Allspring California Tax-Free Fund

Notes to portfolio of investments—September 30, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$887,089,274	$0	$887,089,274
Short-term investments
Investment companies	12,849,062	0	0	12,849,062
Total assets	$12,849,062	$887,089,274	$0	$899,938,336
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended September 30, 2022, the Fund did not have any transfers into/out of Level 3.

Allspring California Tax-Free Fund  |  15